Fair Value Measurements - Derivative liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 1
Change in fair value	879
Derivative Liability.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	1,000
Initial fair value of the embedded derivative	16,986
Change in fair value	1,745
Settlement of derivative liability upon the closing of the Merger	(19,731)
Contingent Earn-Out Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial fair value of the embedded derivative	67,021
Change in fair value	(46,212)
Balance at ending	20,809
Contingently Issuable Common Stock Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial fair value of the embedded derivative	11,670
Change in fair value	(6,406)
Balance at ending	5,264
Public Warrant Liability.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial fair value of the embedded derivative	23,636
Change in fair value	(12,606)
Balance at ending	$ 11,030